Share-based Payments (Details 3) (USD $) In Millions, except Per Share data	12 Months Ended
May 31, 2011
A summary of the status of the Companys restricted stock units at May 31 is presented below:
Number of restricted stock units outstanding at beginning of period	0.4
RSUs granted	0.3
RSUs issued and canceled	(0.2)
Number of restricted stock units outstanding at end of period	0.5
Weighted-average grant date fair value per share - Restricted stock unit awards outstanding, beginning of period	$ 54.40
Granted	$ 49.63
Issued and canceled	$ 42.48
Weighted-average grant date fair value per share - Restricted stock unit awards outstanding, end of period	$ 55.23